Earnings and Loss per Share - Summary of Earnings and Loss per Share (Detail) - EUR (€) € / shares in Units, € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Numerator:
Net loss	€ (62,492)	€ (70,348)	€ (120,306)	€ (110,204)
Adjustments of loss	0	0	0	0
Net loss available to common shareholders	€ (62,492)	€ (70,348)	€ (120,306)	€ (110,204)
Denominator:
Weighted average shares outstanding - Basic	136,680,065	121,552,940	135,673,812	121,551,570
Effect of potentially dilutive warrants / shares option	0	0	0	0
Weighted average shares outstanding - Diluted	136,680,065	121,552,940	135,673,812	121,551,570
Loss per share - Basic	€ (0.46)	€ (0.58)	€ (0.89)	€ (0.91)
Loss per share - Diluted	€ (0.46)	€ (0.58)	€ (0.89)	€ (0.91)